NOTE 3. NOTE PAYABLE, NET (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2023 [Member]
NOTE 3. NOTE PAYABLE, NET - Net Note Payable Balance

Note payable	$81,772,345
Debt issuance costs, net of accumulated amortization of $2,081,296	(547,710)
$81,224,635